RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Disclosure of interests in subsidiaries [Table Text Block]
	Ownership interest
	as at December 31,
	2021	2020
Gibraltar Mines Ltd.	100%	100%
Curis Holdings (Canada) Ltd.	100%	100%
Florence Holdings Inc.	100%	100%
Florence Copper Inc.	100%	100%
Aley Corporation	100%	100%
Yellowhead Mining Inc.	100%	100%

Disclosure of compensation for key management personnel [Table Text Block]
	Year ended December 31,
	2021	2020
Salaries and benefits	6,252	6,527
Post-employment benefits	1,672	1,827
Share-based compensation expense	5,011	4,963
	12,935	13,317